FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Number
of Shares		Cost	Fair Value
	Closed-End Funds - 5.63%
40,067	Pomona Investment Fund *	$600,000	$637,575
9,340	StepStone Private Markets - Class I	450,000	484,919
	Total Closed-End Funds - 5.63% (Cost $1,050,000)	1,050,000	1,122,494
	Common Stocks - 18.83%
	Enterprise Software - 2.27%
3,570	Workrise Technologies, Inc. *	519,792	453,390

	Financial - 7.83%
42,727	Chime Financial, Inc. *,b	984,894	996,821
44,050	Airwalled ESOP Ltd - Class B Ord Shares *	544,458	481,466
562	Qonto - Ordinary Shares *	83,011	80,988

	Food - Retail - 1.05%
5,615	Misfits Markets, Inc. *	319,637	208,822

	Gaming & Entertainment - 2.67%
1,000	Epic Games, Inc. *	494,000	533,330

	Technology - 5.01%
14,599	Service Titan, Inc. - Common Shares *	1,030,032	1,000,031
	Total Common Stocks - 18.83% (Cost $3,975,824)	3,975,824	3,754,848

	Preferred Securities - 7.54%
	Consumer Staples - 5.92%
140,481	Empower Finance Inc. - Preferred C *	1,000,000	1,000,000
4,243	Misfits Markets, Inc. - Preferred *,b	180,440	180,328

	Financial - 1.62%
2,248	Qonto - Preferred Series D Shares *	332,045	323,950
	Total Preferred Securities - 7.54% (Cost $1,512,485)	1,512,485	1,504,278

	Private Investment Funds - 59.91%
N/A [c]	137 Holdings AI II, LLC *	640,301	817,742
N/A [c]	137 Holdings RBC, LLC *	572,728	572,728
N/A [c]	137 Holdings SXVII, LLC *	20,530	28,993
N/A [c]	137 Holdings SXX, LLC *	380,000	510,958
N/A [c]	137 Opportunity Fund, LP *	283,841	290,766
N/A [c]	137 Ventures VI, LP *	388,705	403,886
N/A [c]	Arlington Capital Partners VI, L.P. *	457,983	535,255
N/A [c]	Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P. *	36,879	37,584
N/A [c]	Hedosophia Partners III L.P. *	604,937	644,956
N/A [c]	Hedosophia Partners V L.P. *	216,285	191,856
N/A [c]	Hedosophia Partners V Parallel L.P. *	90,522	95,170
N/A [c]	Hedosophia Partners VI L.P. *	250,000	212,921
N/A [c]	HS Investments EU21 *	35,898	35,875
N/A [c]	HS Investments EU23 L.P. *	322,513	608,072
N/A [c]	HS Investments IV M L.P. *	358,678	357,073
N/A [c]	HS Investments V F L.P. *	597,413	837,808

See accompanying Notes to Consolidated Schedule of Investments.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
June 30, 2024 (Unaudited)

Number
of Shares		Cost	Fair Value
	Private Investment Funds - 59.91% - Continued
N/A [c]	KQ Partners LP *	$450,000	$451,778
N/A [c]	Point 72 Hyperscale, L.P. *,a	114,274	130,218
N/A [c]	Quiet ML L.P. *	29,171	28,660
N/A [c]	Quiet SPV R9, L.P. *	639,896	1,243,220
N/A [c]	Quiet T1, L.P. *	200,000	204,634
N/A [c]	Quiet Venture II, L.P. *	319,435	315,698
N/A [c]	Quiet Venture III, L.P. *	255,000	244,602
N/A [c]	RA Capital Nexus Fund II, LP *	195,752	220,417
N/A [c]	RA Capital Nexus Fund III, LP *	95,760	131,774
N/A [c]	RA Capital Nexus Fund, LP *	1,085,826	873,417
N/A [c]	Savory Fund III Blocked LP *	200,000	255,397
N/A [c]	Seer Capital Partners Fund LP *	142,560	145,420
N/A [c]	TPG Tech Adjacencies II Interface *,a	209,492	527,172
N/A [c]	TPG Tech Adjacencies II Interface II *,a	452,142	244,285
N/A [c]	TPG Tech Adjacencies II Vega, LP *	750,000	750,000
	Total Private Investment Funds - 59.91% (Cost $10,396,521)	10,396,521	11,948,335
	Total Investment - 91.91% (Cost $16,934,830)	16,934,830	18,329,955
	Other assets less liabilities - 8.09%		1,614,126
	Net Assets - 100.00%		$19,944,081

*	Non-income producing security.
[a]	Held in FT Investments Sub I LLC, which is a wholly owned subsidiary of the fund.
[b]	Perpetual security. Maturity date is not applicable
[c]	Investment does not issue shares.

See accompanying Notes to Consolidated Schedule of Investments.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Holdings AI II, LLC [b]	Not permitted	N/A	$640,301	$817,742	2/21/2024
137 Holdings RBC, LLC [b]	Not permitted	N/A	572,728	572,728	4/24/2024
137 Holdings SXVII, LLC [b]	Not permitted	N/A	20,530	28,993	4/1/2022
137 Holdings SXX, LLC [b]	Not permitted	N/A	380,000	510,958	7/31/2023
137 Opportunity Fund, LP [b]	Not permitted	N/A	283,841	290,766	4/1/2022
137 Ventures VI, LP [b]	Not permitted	N/A	388,705	403,886	11/28/2023
Arlington Capital Partners VI, L.P. [b]	Not permitted	N/A	457,983	535,255	12/21/2023
Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P. [b]	Not permitted	N/A	36,879	37,584	4/1/2022
Hedosophia Partners III L.P. [b]	Not permitted	N/A	604,937	644,956	4/1/2022
Hedosophia Partners V L.P. [b]	Not permitted	N/A	216,285	191,856	4/1/2022
Hedosophia Partners V Parallel L.P. [b]	Not permitted	N/A	90,522	95,170	4/1/2022
Hedosophia Partners VI L.P. [b]	Not permitted	N/A	250,000	212,921	5/23/2024
HS Investments EU21 [b]	Not permitted	N/A	35,898	35,875	4/1/2022
HS Investments EU23 L.P. [b]	Not permitted	N/A	322,513	608,072	8/23/2023
HS Investments IV M L.P. [b]	Not permitted	N/A	358,678	357,073	3/25/2022
HS Investments V F L.P. [b]	Not permitted	N/A	597,413	837,808	7/28/2023
KQ Partners LP [b]	Not permitted	N/A	450,000	451,778	5/9/2024
Point 72 Hyperscale, L.P. [b]	Not permitted	N/A	114,274	130,218	4/1/2022
Pomona Investment Fund [a]	Quarterly	75 Days	600,000	637,575	10/1/2023
Quiet ML L.P. [b]	Not permitted	N/A	29,171	28,660	4/1/2022
Quiet SPV R9, L.P. [b]	Not permitted	N/A	639,896	1,243,220	9/22/2023
Quiet T1, L.P. [b]	Not permitted	N/A	200,000	204,634	1/29/2024
Quiet Venture II, L.P. [b]	Not permitted	N/A	319,435	315,698	4/1/2022
Quiet Venture III, L.P. [b]	Not permitted	N/A	255,000	244,602	9/8/2023
RA Capital Nexus Fund II, LP [b]	Not permitted	N/A	195,752	220,417	4/1/2022
RA Capital Nexus Fund III, LP [b]	Not permitted	N/A	95,760	131,774	4/1/2022
RA Capital Nexus Fund, LP [b]	Not permitted	N/A	1,085,826	873,417	4/1/2022
Savory Fund III Blocked LP [b]	Not permitted	N/A	200,000	255,397	3/11/2024
Seer Capital Partners Fund LP [b]	Not permitted	N/A	142,560	145,420	4/1/2022
Stepstone Private Markets Fd 1 [a]	Quarterly	75 Days	450,000	484,919	7/25/2023
TPG Tech Adjacencies II Interface [b]	Not permitted	N/A	209,492	527,172	12/28/2023
TPG Tech Adjacencies II Interface II [b]	Not permitted	N/A	452,142	244,285	12/29/2023
TPG Tech Adjacencies II Vega, LP [b]	Not permitted	N/A	750,000	750,000	5/16/2024
Totals			$11,446,521	$13,070,829

[a]	The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the fair value of the investment in the Closed-End Fund.
[b]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each quarter and at such other times as the Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Investment Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

First Trust Private Assets Fund NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued June 30, 2024 (Unaudited)

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring Fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of The Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Private Assets Fund NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued June 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $12,585,910 are excluded from the fair value hierarchy as of June 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2024:

Investments	Level 1	Level 2*	Level 3	Total
Closed-End Funds	$484,919	$-	$-	$484,919
Common Stocks
Enterprise Software	-	-	453,390	453,390
Financial	-	-	1,559,275	1,559,276
Food – Retail	-	-	208,822	208,822
Gaming & Entertainment	-	-	533,330	533,330
Technology	-	-	1,000,031	1,000,032
Preferred Securities
Consumer Staples	-	-	1,180,328	1,180,328
Financial	-	-	323,950	323,950
	$484,919	$-	$5,259,126	$5,744,045
Closed-End Funds				637,575
Private Investment Funds				11,948,335
Total Investments				$18,329,955

* The Fund did not hold any level 2 securities at period end.